Prepayments (Tables)	6 Months Ended
Sep. 30, 2021
Prepayments
Summary of prepayments

	As of
	September 30, 2021	March 31, 2021
Prepaid service fees	$2,787,311	$1,708,093
Prepaid insurance fee	116,222	68,110
Prepaid legal service fee	—	8,334
Total	$2,903,533	$1,784,537